UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Balanced Index Strategy Fund	$1,000.00	$1,042.80	$0.46	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.35	$0.45	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Balanced Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*

AZL Enhanced Bond Index Fund	49.2%
AZL International Index Fund	12.7
AZL Mid Cap Index Fund	7.6
AZL S&P 500 Index Fund, Class 2	26.2
AZL Small Cap Stock Index Fund	4.1

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):

11,730,158	AZL Enhanced Bond Index Fund	$126,333,806
2,219,858	AZL International Index Fund	32,676,304
1,108,554	AZL Mid Cap Index Fund	19,399,687
7,353,937	AZL S&P 500 Index Fund, Class 2	67,288,520
998,301	AZL Small Cap Stock Index Fund	10,601,958

Total Affiliated Investment Companies (Cost $226,339,980)		256,300,275

Total Investment Securities (Cost $226,339,980)(a) — 99.8%		256,300,275
Net other assets (liabilities) — 0.2%		600,252

Net Assets — 100.0%		$256,900,527

Percentages indicated are based on net assets as of June 30, 2011.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Balanced Index
Strategy Fund

Assets:
Investments in affiliates, at cost	$226,339,980

Investments in affiliates, at value	$256,300,275
Foreign currency, at value (cost $2)	2
Receivable for capital shares issued	646,864
Receivable for affiliated investments sold	554,098
Prepaid expenses	1,280

Total Assets	257,502,519

Liabilities:
Cash overdraft	554,098
Payable for capital shares redeemed	5,068
Manager fees payable	10,323
Administration fees payable	4,517
Custodian fees payable	552
Administrative and compliance services fees payable	1,598
Trustee fees payable	205
Other accrued liabilities	25,631

Total Liabilities	601,992

Net Assets	$256,900,527

Net Assets Consist of:
Capital	$224,173,568
Accumulated net investment income/(loss)	1,820,070
Accumulated net realized gains/(losses) from investment transactions	946,594
Net unrealized appreciation/(depreciation) on investments	29,960,295

Net Assets	$256,900,527

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,507,359
Net Asset Value (offering and redemption price per share)	$13.17

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Balanced Index
Strategy Fund

Investment Income:
Dividends from non-affiliates	$1

Total Investment Income	1

Expenses:
Manager fees	58,438
Administration fees	26,579
Custodian fees	1,118
Administrative and compliance services fees	4,330
Trustee fees	6,449
Professional fees	4,705
Shareholder reports	3,471
Other expenses	2,962

Total expenses	108,052

Net Investment Income/(Loss)	(108,051)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	1,040,066
Change in unrealized appreciation/(depreciation) on investments	8,631,303

Net Realized/Unrealized Gains/(Losses) on Investments	9,671,369

Change in Net Assets Resulting From Operations	$9,563,318

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Balanced
	Index Strategy Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(108,051)	$966,802
Net realized gains/(losses) on investment transactions	1,040,066	1,268,102
Change in unrealized appreciation/(depreciation) on investments	8,631,303	15,339,475

Change in net assets resulting from operations	9,563,318	17,574,379

Capital Transactions:
Proceeds from shares issued	40,104,152	58,761,964
Proceeds from shares issued in merger	—	12,949,369
Value of shares redeemed	(12,158,513)	(6,961,264)

Change in net assets resulting from capital transactions	27,945,639	64,750,069

Change in net assets	37,508,957	82,324,448
Net Assets:
Beginning of period	219,391,570	137,067,122

End of period	$256,900,527	$219,391,570

Accumulated net investment income/(loss)	$1,820,070	$1,928,121

Share Transactions:
Shares issued	3,085,929	4,925,121
Shares issued in merger	—	1,051,369
Shares redeemed	(949,106)	(600,998)

Change in shares	2,136,823	5,375,492

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended	July 10, 2009 to
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.63	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)	0.06	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.56	1.14	1.43

Total from Investment Activities	0.54	1.20	1.43

Net Asset Value, End of Period	$13.17	$12.63	$11.43

Total Return(c)(d)	4.28%	10.50%	14.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$256,901	$219,392	$137,067
Net Investment Income/(Loss)(e)	(0.09)%	0.58%	(0.03)%
Expenses Before Reductions(e)(f)	0.09%	0.10%	0.20%
Expenses Net of Reductions(e)	0.09%	0.10%	0.20%
Portfolio Turnover Rate(d)(g)	5%	4%	50%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchase and sales of fund shares during the period.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Balanced Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $1,220 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$256,300,275	$—	$—	$256,300,275

Total Investment Securities	$256,300,275	$—	$—	$256,300,275

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$39,266,597	$11,045,102

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $226,360,145. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,960,295
Unrealized depreciation	(20,165)

Net unrealized appreciation	$29,940,130

As of the latest tax year end December 31, 2010 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Balanced Index Strategy Fund	$71,416

During the year ended December 31, 2010, the Fund utilized $307,564 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Balanced Index Strategy Fund	$1,928,121	$1,928,121	$(71,416)	$21,306,936	$23,163,641

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

6. Acquisition of AZL Allianz Global Investors Select Fund

On October 15, 2010, the Fund acquired all of the net assets of the AZL Allianz Global Investors Select Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz Global Investors Select Fund shareholders on October 13, 2010. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,232,160 shares of the Fund, valued at $12,949,369, for 1,051,369 shares of the AZL Allianz Global Investors Select Fund outstanding on October 15, 2010.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL FusionSM Balanced Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Balanced Fund	$1,000.00	$1,035.70	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Balanced Fund	$1,000.00	$1,023.90	$0.90	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets**

AZL Allianz AGIC Opportunity Fund	1.5%
AZL BlackRock Capital Appreciation Fund	4.0
AZL Columbia Mid Cap Value Fund	1.0
AZL Columbia Small Cap Value Fund	2.0
AZL Dreyfus Equity Growth Fund	3.0
AZL Eaton Vance Large Cap Value Fund	5.0
AZL International Index Fund	3.0
AZL Invesco Growth and Income Fund	2.0
AZL Invesco International Equity Fund	4.0
AZL JPMorgan U.S. Equity Fund	4.0
AZL MFS Investors Trust Fund	2.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	2.0
AZL Morgan Stanley Mid Cap Growth Fund	1.0
AZL NFJ International Value Fund	2.0
AZL Russell 1000 Growth Index Fund	2.7
AZL Russell 1000 Value Index Fund	4.7
AZL Schroder Emerging Markets Equity Fund, Class 2	1.0
AZL Strategic Investments Trust	1.7
AZL Turner Quantitative Small Cap Growth Fund	1.0
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.5
PIMCO PVIT Global Advantage Strategy Bond Portfolio	3.0
PIMCO PVIT High Yield Portfolio	3.0
PIMCO PVIT Real Return Portfolio	5.0
PIMCO PVIT Total Return Portfolio	35.2
PIMCO PVIT Unconstrained Bond Portfolio	4.0

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.3%):
932,566	AZL Allianz AGIC Opportunity Fund	$13,382,324
2,543,901	AZL BlackRock Capital Appreciation Fund	35,970,761
1,049,429	AZL Columbia Mid Cap Value Fund	9,004,104
1,627,638	AZL Columbia Small Cap Value Fund	18,278,372
1,651,528	AZL Dreyfus Equity Growth Fund	27,200,667
5,359,489	AZL Eaton Vance Large Cap Value Fund	45,287,679
1,851,881	AZL International Index Fund	27,259,684
1,605,361	AZL Invesco Growth and Income Fund	17,947,937
2,263,428	AZL Invesco International Equity Fund	36,644,891
3,661,592	AZL JPMorgan U.S. Equity Fund	36,213,143
1,206,251	AZL MFS Investors Trust Fund	18,009,335
516,550	AZL Mid Cap Index Fund	9,039,616
1,927,413	AZL Morgan Stanley Global Real Estate Fund	18,271,874
574,008	AZL Morgan Stanley Mid Cap Growth Fund	9,189,866
1,183,770	AZL NFJ International Value Fund	17,945,946
2,098,130	AZL Russell 1000 Growth Index Fund	24,443,215
3,834,498	AZL Russell 1000 Value Index Fund	42,447,891
1,017,145	AZL Schroder Emerging Markets Equity Fund, Class 2	9,083,109
7,862,237	AZL Strategic Investments Trust	15,724,475
871,577	AZL Turner Quantitative Small Cap Growth Fund	9,029,534
1,593,996	PIMCO PVIT CommodityRealReturn Strategy Portfolio	13,405,505
2,772,806	PIMCO PVIT Global Advantage Strategy Bond Portfolio	27,589,417
3,496,923	PIMCO PVIT High Yield Portfolio	27,241,029
3,389,130	PIMCO PVIT Real Return Portfolio	46,126,062
28,552,291	PIMCO PVIT Total Return Portfolio	321,498,792
3,661,412	PIMCO PVIT Unconstrained Bond Portfolio	36,431,054

Total Affiliated Investment Companies (Cost $820,164,961)		912,666,282

Total Investment Securities (Cost $820,164,961)(a) — 100.3%		912,666,282
Net other assets (liabilities) — (0.3)%		(2,336,688)

Net Assets — 100.0%		$910,329,594

Percentages indicated are based on net assets as of June 30, 2011.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Fusion
Balanced Fund

Assets:
Investments in affiliates, at cost	$820,164,961

Investments in affiliates, at value	$912,666,282
Dividends receivable	1,017,284
Receivable for capital shares issued	41,083
Receivable for affiliated investments sold	14,563
Prepaid expenses	4,448

Total Assets	913,743,660

Liabilities:
Cash overdraft	14,563
Payable for affiliated investments purchased	1,017,310
Payable for capital shares redeemed	2,196,920
Manager fees payable	110,942
Administration fees payable	4,659
Custodian fees payable	573
Administrative and compliance services fees payable	5,929
Trustee fees payable	762
Other accrued liabilities	62,408

Total Liabilities	3,414,066

Net Assets	$910,329,594

Net Assets Consist of:
Capital	$831,259,046
Accumulated net investment income/(loss)	28,223,340
Accumulated net realized gains/(losses) from investment transactions	(41,654,113)
Net unrealized appreciation/(depreciation) on investments	92,501,321

Net Assets	$910,329,594

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,491,970
Net Asset Value (offering and redemption price per share)	$11.31

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Fusion
Balanced Fund

Investment Income:
Dividends from affiliates	$7,285,366
Dividends from non-affiliates	2

Total Investment Income	7,285,368

Expenses:
Manager fees	866,437
Administration fees	27,755
Custodian fees	1,060
Administrative and compliance services fees	19,935
Trustee fees	29,664
Professional fees	20,867
Shareholder reports	14,089
Other expenses	12,103

Total expenses before reductions	991,910
Less expenses voluntarily waived/reimbursed by the Manager	(216,613)

Net expenses	775,297

Net Investment Income/(Loss)	6,510,071

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	17,573,692
Change in unrealized appreciation/(depreciation) on investments	6,401,370

Net Realized/Unrealized Gains/(Losses) on Investments	23,975,062

Change in Net Assets Resulting From Operations	$30,485,133

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Balanced Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,510,071	$11,908,198
Net realized gains/(losses) on investment transactions	17,573,692	44,519,408
Change in unrealized appreciation/(depreciation) on investments	6,401,370	17,087,101

Change in net assets resulting from operations	30,485,133	73,514,707

Dividends to Shareholders:
From net investment income	—	(19,098,572)

Change in net assets resulting from dividends to shareholders	—	(19,098,572)

Capital Transactions:
Proceeds from shares issued	82,296,887	190,641,415
Proceeds from dividends reinvested	—	19,098,572
Value of shares redeemed	(20,645,059)	(29,452,140)

Change in net assets resulting from capital transactions	61,651,828	180,287,847

Change in net assets	92,136,961	234,703,982
Net Assets:
Beginning of period	818,192,633	583,488,651

End of period	$910,329,594	$818,192,633

Accumulated net investment income/(loss)	$28,223,340	$21,713,269

Share Transactions:
Shares issued	7,384,879	18,227,101
Dividends reinvested	—	1,843,491
Shares redeemed	(1,850,504)	(2,869,642)

Change in shares	5,534,375	17,200,950

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$10.92	$10.10	$8.35	$12.16	$11.65	$10.73

Investment Activities:
Net Investment Income/(Loss)	0.06	0.10	0.12	0.20	0.24	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.33	1.00	2.09	(3.43)	0.58	0.85

Total from Investment Activities	0.39	1.10	2.21	(3.23)	0.82	1.01

Dividends to Shareholders From:
Net Investment Income	—	(0.28)	(0.18)	(0.25)	(0.16)	(0.03)
Net Realized Gains	—	—	(0.28)	(0.33)	(0.15)	(0.06)

Total Dividends	—	(0.28)	(0.46)	(0.58)	(0.31)	(0.09)

Net Asset Value, End of Period	$11.31	$10.92	$10.10	$8.35	$12.16	$11.65

Total Return(a)(b)	3.57%	11.07%	26.71%	(27.44)%	7.11%	9.49%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$910,330	$818,193	$583,489	$299,155	$368,394	$274,945
Net Investment Income/(Loss)(c)	1.50%	1.75%	2.65%	2.37%	2.49%	2.18%
Expenses Before Reductions(c)(d)	0.23%	0.24%	0.25%	0.25%	0.26%	0.30%
Expenses Net of Reductions(c)	0.18%	0.19%	0.20%	0.25%	0.26%	0.30%
Portfolio Turnover Rate(b)	16%	34%	37%	62%	33%	44%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $4,587 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$896,941,807	$15,724,475	(1)	$—	$912,666,282

Total Investment Securities	$896,941,807	$15,724,475		$—	$912,666,282

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$211,328,252	$139,395,377

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $827,451,823. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$106,482,073
Unrealized depreciation	(21,267,614)

Net unrealized appreciation	$85,214,459

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Fusion Balanced Fund	$45,349,026

During the year ended December 31, 2010, the Fund utilized $24,323,671 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,876,169 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$19,098,572	$—	$19,098,572

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

			Accumulated		Total
	Undistributed	Accumulated	Capital and	Unrealized	Accumulated
	Ordinary Income	Earnings	Other Losses	Appreciation(b)	Earnings (Deficit)
AZL Fusion Balanced Fund	$21,713,269	$21,713,269	$(49,225,195)	$76,097,341	$48,585,415

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL FusionSM Conservative Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Conservative Fund	$1,000.00	$1,036.70	$1.36	0.27%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Conservative Fund	$1,000.00	$1,023.46	$1.35	0.27%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Conservative Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	1.0%
AZL BlackRock Capital Appreciation Fund	3.0
AZL Columbia Mid Cap Value Fund	1.0
AZL Columbia Small Cap Value Fund	1.5
AZL Dreyfus Equity Growth Fund	2.0
AZL Eaton Vance Large Cap Value Fund	4.9
AZL International Index Fund	2.0
AZL Invesco Growth and Income Fund	2.0
AZL Invesco International Equity Fund	2.0
AZL JPMorgan U.S. Equity Fund	3.0
AZL MFS Investors Trust Fund	1.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	1.0
AZL Morgan Stanley Mid Cap Growth Fund	1.0
AZL Russell 1000 Growth Index Fund	2.0
AZL Russell 1000 Value Index Fund	3.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.5
PIMCO PVIT Global Advantage Strategy Bond Portfolio	3.0
PIMCO PVIT High Yield Portfolio	4.0
PIMCO PVIT Real Return Portfolio	4.9
PIMCO PVIT Total Return Portfolio	48.1
PIMCO PVIT Unconstrained Bond Portfolio	4.9
Unaffiliated Investment Company	0.1

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.7%):
98,135	AZL Allianz AGIC Opportunity Fund	$1,408,241
302,758	AZL BlackRock Capital Appreciation Fund	4,280,996
166,611	AZL Columbia Mid Cap Value Fund	1,429,525
194,019	AZL Columbia Small Cap Value Fund	2,178,836
173,782	AZL Dreyfus Equity Growth Fund	2,862,183
849,513	AZL Eaton Vance Large Cap Value Fund	7,178,384
198,747	AZL International Index Fund	2,925,557
255,007	AZL Invesco Growth and Income Fund	2,850,974
178,201	AZL Invesco International Equity Fund	2,885,081
434,801	AZL JPMorgan U.S. Equity Fund	4,300,179
95,666	AZL MFS Investors Trust Fund	1,428,300
81,149	AZL Mid Cap Index Fund	1,420,103
151,475	AZL Morgan Stanley Global Real Estate Fund	1,435,979
91,226	AZL Morgan Stanley Mid Cap Growth Fund	1,460,532
247,773	AZL Russell 1000 Growth Index Fund	2,886,557
518,131	AZL Russell 1000 Value Index Fund	5,735,706
136,925	AZL Turner Quantitative Small Cap Growth Fund	1,418,545
253,761	PIMCO PVIT CommodityRealReturn Strategy Portfolio	2,134,127
435,742	PIMCO PVIT Global Advantage Strategy Bond Portfolio	4,335,632
741,745	PIMCO PVIT High Yield Portfolio	5,778,195
535,279	PIMCO PVIT Real Return Portfolio	7,285,149
6,206,342	PIMCO PVIT Total Return Portfolio	69,883,408
721,254	PIMCO PVIT Unconstrained Bond Portfolio	7,176,481

Total Affiliated Investment Companies (Cost $139,518,631)		144,678,670

Unaffiliated Investment Company (0.1%):
165,494	Dreyfus Treasury Prime Cash Management, 0.00%(a)	165,494

Total Unaffiliated Investment Company (Cost $165,494)		165,494

Total Investment Securities (Cost $139,684,125)(b) — 99.8%		144,844,164
Net other assets (liabilities) — 0.2%		160,009

Net Assets — 100.0%		$145,004,173

Percentages indicated are based on net assets as of June 30, 2011.

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Fusion
Conservative
Fund

Assets:
Investments in non-affiliates, at cost	$165,494
Investments in affiliates, at cost	139,518,631

Total investment securities, at cost	$139,684,125

Investments in non-affiliates, at value	$165,494
Investments in affiliates, at value	144,678,670

Total investment securities, at value	144,844,164
Dividends receivable	197,735
Receivable for capital shares issued	353,447
Prepaid expenses	538

Total Assets	145,395,884

Liabilities:
Payable for affiliated investments purchased	363,234
Payable for capital shares redeemed	295
Manager fees payable	16,720
Administration fees payable	4,489
Custodian fees payable	383
Administrative and compliance services fees payable	764
Trustee fees payable	98
Other accrued liabilities	5,728

Total Liabilities	391,711

Net Assets	$145,004,173

Net Assets Consist of:
Capital	$134,902,131
Accumulated net investment income/(loss)	3,472,040
Accumulated net realized gains/(losses) from investment transactions	1,469,963
Net unrealized appreciation/(depreciation) on investments	5,160,039

Net Assets	$145,004,173

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,515,065
Net Asset Value (offering and redemption price per share)	$11.59

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Fusion
Conservative
Fund

Investment Income:
Dividends from affiliates	$1,186,012
Dividends from non-affiliates	2

Total Investment Income	1,186,014

Expenses:
Manager fees	112,232
Administration fees	27,426
Custodian fees	1,325
Administrative and compliance services fees	3,408
Trustee fees	5,010
Professional fees	3,373
Shareholder reports	1,678
Recoupment of prior expenses reimbursed by the Manager	22,215
Other expenses	1,715

Total expenses before reductions	178,382
Less expenses voluntarily waived/reimbursed by the Manager	(28,059)

Net expenses	150,323

Net Investment Income/(Loss)	1,035,691

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	1,195,274
Change in unrealized appreciation/(depreciation) on investments	1,677,321

Net Realized/Unrealized Gains/(Losses) on Investments	2,872,595

Change in Net Assets Resulting From Operations	$3,908,286

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Conservative Fund
	For the Six	For the Year
	Months Ended	Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,035,691	$1,006,777
Net realized gains/(losses) on investment transactions	1,195,274	1,706,086
Change in unrealized appreciation/(depreciation) on investments	1,677,321	3,500,288

Change in net assets resulting from operations	3,908,286	6,213,151

Dividends to Shareholders:
From net investment income	—	(906)
From net realized gains on investments	—	(32,742)

Change in net assets resulting from dividends to shareholders	—	(33,648)

Capital Transactions:
Proceeds from shares issued	58,260,673	87,477,221
Proceeds from dividends reinvested	—	33,648
Value of shares redeemed	(6,871,615)	(9,981,510)

Change in net assets resulting from capital transactions	51,389,058	77,529,359

Change in net assets	55,297,344	83,708,862
Net Assets:
Beginning of period	89,706,829	5,997,967

End of period	$145,004,173	$89,706,829

Accumulated net investment income/(loss)	$3,472,040	$2,436,349

Share Transactions:
Shares issued	5,090,283	8,350,236
Dividends reinvested	—	3,148
Shares redeemed	(599,597)	(923,967)

Change in shares	4,490,686	7,429,417

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months		October 23,
	Ended	Year Ended	2009 to
	June 30,	December 31,	December 31,
	2011	2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.18	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10 (b)	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.31	0.97	0.16

Total from Investment Activities	0.41	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	—	—(c )	(0.10)
Net Realized Gains	—	—(c )	—

Total Dividends	—	—(c )	(0.10)

Net Asset Value, End of Period	$11.59	$11.18	$10.08

Total Return(d)(e)	3.67%	10.96%	1.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$145,004	$89,707	$5,998
Net Investment Income/(Loss)(f)	1.85%	2.04%	2.36%
Expenses Before Reductions(f)(g)	0.32%	0.34%	2.56%
Expenses Net of Reductions(f)	0.27%	0.26%	0.35%
Portfolio Turnover Rate(e)	19%	34%	53%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Conservative Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Conservative Fund	0.20%	0.35%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $546 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$144,678,670	$—	$—	$144,678,670
Unaffiliated Investment Company	165,494	—	—	165,494

Total Investment Securities	$144,844,164	$—	$—	$144,844,164

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Conservative Fund	$73,407,718	$21,492,568

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $139,885,032. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,292,297
Unrealized depreciation	(333,165)

Net unrealized appreciation	$4,959,132

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Conservative Fund	$13,700	$19,948	$33,648

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

		Undistributed		Accumulated		Total
	Undistributed	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Fusion Conservative Fund	$2,687,711	$263,069	$2,950,780	$—	$3,242,976	$6,193,756

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL FusionSM Edge Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Edge Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Edge Fund	$1,000.00	$1,013.40	$1.50	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Edge Fund	$1,000.00	$1,023.31	$1.51	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Edge Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	2.4%
AZL BlackRock Capital Appreciation Fund	5.8
AZL Columbia Mid Cap Value Fund	2.4
AZL Columbia Small Cap Value Fund	3.4
AZL Dreyfus Equity Growth Fund	3.8
AZL Dynamic Investments Trust	3.4
AZL Eaton Vance Large Cap Value Fund	7.8
AZL International Index Fund	8.7
AZL Invesco Growth and Income Fund	4.3
AZL Invesco International Equity Fund	11.9
AZL JPMorgan International Opportunities Fund	7.6
AZL JPMorgan U.S. Equity Fund	6.8
AZL MFS Investors Trust Fund	2.9
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	4.8
AZL Morgan Stanley Mid Cap Growth Fund	2.5
AZL NFJ International Value Fund	4.8
AZL Russell 1000 Growth Index Fund	3.9
AZL Russell 1000 Value Index Fund	6.1
AZL Schroder Emerging Markets Equity Fund, Class 2	2.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.8
Unaffiliated Investment Company	0.2

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
8,773	AZL Allianz AGIC Opportunity Fund	$125,894
21,705	AZL BlackRock Capital Appreciation Fund	306,910
15,199	AZL Columbia Mid Cap Value Fund	130,411
16,273	AZL Columbia Small Cap Value Fund	182,749
19,889	AZL Dreyfus Equity Growth Fund	203,461
4,999	AZL Dynamic Investments Trust	183,261
49,173	AZL Eaton Vance Large Cap Value Fund	415,510
31,634	AZL International Index Fund	465,651
20,708	AZL Invesco Growth and Income Fund	231,515
38,811	AZL Invesco International Equity Fund	628,347
24,493	AZL JPMorgan International Opportunities Fund	403,392
36,746	AZL JPMorgan U.S. Equity Fund	363,417
10,507	AZL MFS Investors Trust Fund	156,873
3,052	AZL Mid Cap Index Fund	53,411
27,213	AZL Morgan Stanley Global Real Estate Fund	257,982
8,171	AZL Morgan Stanley Mid Cap Growth Fund	130,810
17,039	AZL NFJ International Value Fund	258,318
17,930	AZL Russell 1000 Growth Index Fund	208,889
29,571	AZL Russell 1000 Value Index Fund	327,353
17,099	AZL Schroder Emerging Markets Equity Fund, Class 2	152,690
4,921	AZL Turner Quantitative Small Cap Growth Fund	50,980
11,609	PIMCO PVIT CommodityRealReturn Strategy Portfolio	97,632

Total Affiliated Investment Companies (Cost $5,159,273)		5,335,456

Unaffiliated Investment Company (0.2%):
8,446	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,446

Total Unaffiliated Investment Company (Cost $8,446)		8,446

Total Investment Securities (Cost $5,167,719)(b) — 100.2%		5,343,902
Net other assets (liabilities) — (0.2)%		(11,020)

Net Assets — 100.0%		$5,332,882

Percentages indicated are based on net assets as of June 30, 2011.

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Fusion
Edge Fund

Assets:
Investments in non-affiliates, at cost	$8,446
Investments in affiliates, at cost	5,159,273

Total investment securities, at cost	5,167,719

Investments in non-affiliates, at value	8,446
Investments in affiliates, at value	5,335,456

Total investment securities, at value	$5,343,902
Prepaid expenses	35

Total Assets	5,343,937

Liabilities:
Manager fees payable	1,290
Administration fees payable	1,111
Custodian fees payable	257
Administrative and compliance services fees payable	36
Trustee fees payable	5
Other accrued liabilities	8,356

Total Liabilities	11,055

Net Assets	$5,332,882

Net Assets Consist of:
Capital	$5,037,938
Accumulated net investment income/(loss)	786
Accumulated net realized gains/(losses) from investment transactions	117,975
Net unrealized appreciation/(depreciation) on investments	176,183

Net Assets	$5,332,882

Shares of beneficial interest (unlimited number of shares authorized, no par value)	504,167
Net Asset Value (offering and redemption price per share)	$10.58

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Fusion
Edge Fund

Investment Income:
Dividends from affiliates	$8,726

Total Investment Income	8,726

Expenses:
Manager fees	5,293
Administration fees	30,608
Custodian fees	2,567
Administrative and compliance services fees	445
Trustee fees	667
Professional fees	478
Shareholder reports	344
Other expenses	156

Total expenses before reductions	40,558

Less expenses contractually waived/reimbursed by the Manager	(11,295)
Less expenses voluntarily waived/reimbursed by the Manager	(1,323)
Less expenses voluntarily waived/reimbursed by the Administrator	(20,000)

Net expenses	7,940

Net Investment Income/(Loss)	786

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	112,490
Change in unrealized appreciation/(depreciation) on investments	(42,925)

Net Realized/Unrealized Gains/(Losses) on Investments	69,565

Change in Net Assets Resulting From Operations	$70,351

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Edge Fund
	Six Months Ended	April 30, 2010 to
	June 30,	December 31,
	2011	2010(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$786	$22,785
Net realized gains/(losses) on investment transactions	112,490	20,638
Change in unrealized appreciation/(depreciation) on investments	(42,925)	219,108

Change in net assets resulting from operations	70,351	262,531

Dividends to Shareholders:
From net investment income	—	(38,869)
From net realized gains on investments	—	(4,630)

Change in net assets resulting from dividends to shareholders	—	(43,499)

Capital Transactions:
Proceeds from shares issued	—	5,000,000
Proceeds from dividends reinvested	—	43,499

Change in net assets resulting from capital transactions	—	5,043,499

Change in net assets	70,351	5,262,531
Net Assets:
Beginning of period	5,262,531	—

End of period	$5,332,882	$5,262,531

Accumulated net investment income/(loss)	$786	$—

Capital Transactions:
Share Transactions:
Shares issued	—	500,000
Dividends reinvested	—	4,167

Change in shares	—	504,167

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2011	2010(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.44	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (c)	0.05 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.14	0.48

Total from Investment Activities	0.14	0.53

Dividends to Shareholders From:
Net Investment Income	—	(0.08)
Net Realized Gains	—	(0.01)

Total Dividends	—	(0.09)

Net Asset Value, End of Period	$10.58	$10.44

Total Return(d)(e)	1.34%	5.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$5,333	$5,263
Net Investment Income/(Loss)(f)	0.03%	0.68%
Expenses Before Reductions(f)(g)	1.53%	0.56%
Expenses Net of Reductions(f)	0.30%	0.30%
Portfolio Turnover Rate(e)	13%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Represents less than $0.005.

(d)	The return includes reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Edge Fund (the “Fund”), which commenced operations on April 30, 2010.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

(e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Edge Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2013	12/31/2014
AZL Fusion Edge Fund	$7,000	11,295

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” During the period ended June 30, 2011, the Administrator voluntarily waived fees. Information on the total amount waived by the Adminstrator can be found on the Statement of Operations.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $29 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting and a $3,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended December 31, 2010, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$5,152,195	$183,261	(2)	$—	$5,335,456
Unaffiliated Investment Company	8,446	—		—	8,446

Total Investment Securities	$5,160,641	$183,261		$—	$5,343,902

(2)	Consists of the holding, AZL Dynamic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Edge Fund	$714,605	$707,100

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $5,013,513. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$670,237
Unrealized depreciation	(339,848)

Net unrealized appreciation	$330,389

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $148,731 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses,

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

			Net
	Ordinary	Return of	Long-Term	Total
	Income	Capital	Capital Gains	Distributions(a)
AZL Fusion Edge Fund	$34,821	$5,561	$3,117	$43,499

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Fusion Edge Fund	$(148,731)	$373,324	$224,593

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL FusionSM Growth Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Growth Fund	$1,000.00	$1,039.40	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Growth Fund	$1,000.00	$1,023.90	$0.90	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	2.0%
AZL BlackRock Capital Appreciation Fund	3.9
AZL Columbia Mid Cap Value Fund	2.0
AZL Columbia Small Cap Value Fund	2.5
AZL Dreyfus Equity Growth Fund	3.0
AZL Eaton Vance Large Cap Value Fund	7.0
AZL International Index Fund	6.0
AZL Invesco Growth and Income Fund	3.0
AZL Invesco International Equity Fund	9.0
AZL JPMorgan U.S. Equity Fund	6.0
AZL JPMorgan International Opportunities Fund	6.0
AZL MFS Investors Trust Fund	3.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	4.0
AZL Morgan Stanley Mid Cap Growth Fund	2.0
AZL NFJ International Value Fund	3.9
AZL Russell 1000 Growth Index Fund	3.1
AZL Russell 1000 Value Index Fund	5.1
AZL Schroder Emerging Markets Equity Fund, Class 2	2.0
AZL Strategic Investments Trust	2.9
AZL Turner Quantitative Small Cap Growth Fund	1.0
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.5
PIMCO PVIT Global Advantage Strategy Bond Portfolio	3.1
PIMCO PVIT High Yield Portfolio	2.0
PIMCO PVIT Real Return Portfolio	4.1
PIMCO PVIT Total Return Portfolio	9.0
PIMCO PVIT Unconstrained Bond Portfolio	2.0

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):

1,164,340	AZL Allianz AGIC Opportunity Fund	$16,708,275
2,371,016	AZL BlackRock Capital Appreciation Fund	33,526,168
1,980,765	AZL Columbia Mid Cap Value Fund	16,994,960
1,900,341	AZL Columbia Small Cap Value Fund	21,340,834
2,495,827	AZL Dreyfus Equity Growth Fund	25,532,312
7,028,811	AZL Eaton Vance Large Cap Value Fund	59,393,453
3,463,931	AZL International Index Fund	50,989,058
2,253,694	AZL Invesco Growth and Income Fund	25,196,298
4,775,382	AZL Invesco International Equity Fund	77,313,441
5,141,655	AZL JPMorgan U.S. Equity Fund	50,850,971
3,104,343	AZL JPMorgan International Opportunities Fund	51,128,536
1,708,108	AZL MFS Investors Trust Fund	25,502,047
482,017	AZL Mid Cap Index Fund	8,435,292
3,611,126	AZL Morgan Stanley Global Real Estate Fund	34,233,473
1,078,203	AZL Morgan Stanley Mid Cap Growth Fund	17,262,029
2,219,077	AZL NFJ International Value Fund	33,641,214
2,295,137	AZL Russell 1000 Growth Index Fund	26,738,341
3,927,425	AZL Russell 1000 Value Index Fund	43,476,598
1,908,240	AZL Schroder Emerging Markets Equity Fund, Class 2	17,040,581
12,321,249	AZL Strategic Investments Trust	24,642,499
813,441	AZL Turner Quantitative Small Cap Growth Fund	8,427,250
1,498,389	PIMCO PVIT CommodityRealReturn Strategy Portfolio	12,601,453
2,630,291	PIMCO PVIT Global Advantage Strategy Bond Portfolio	26,171,395
2,182,789	PIMCO PVIT High Yield Portfolio	17,003,930
2,551,257	PIMCO PVIT Real Return Portfolio	34,722,602
6,875,737	PIMCO PVIT Total Return Portfolio	77,420,799
1,716,671	PIMCO PVIT Unconstrained Bond Portfolio	17,080,875

Total Affiliated Investment Companies (Cost $742,155,071)		853,374,684

Total Investment Securities (Cost $742,155,071)(a) — 100.1%		853,374,684
Net other assets (liabilities) — (0.1)%		(558,752)

Net Assets — 100.0%		$852,815,932

Percentages indicated are based on net assets as of June 30, 2011.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Fusion Growth
Fund

Assets:
Investments in affiliates, at cost	$742,155,071

Investments in affiliates, at value	$853,374,684
Dividends receivable	413,384
Receivable for affiliated investments sold	9,400
Prepaid expenses	4,578

Total Assets	853,802,046

Liabilities:
Cash overdraft	9,400
Payable for affiliated investments purchased	413,390
Payable for capital shares redeemed	371,479
Manager fees payable	103,960
Administration fees payable	4,661
Custodian fees payable	580
Administrative and compliance services fees payable	5,940
Trustee fees payable	764
Other accrued liabilities	75,940

Total Liabilities	986,114

Net Assets	$852,815,932

Net Assets Consist of:
Capital	$951,819,430
Accumulated net investment income/(loss)	17,680,190
Accumulated net realized gains/(losses) from investment transactions	(227,903,301)
Net unrealized appreciation/(depreciation) on investments	111,219,613

Net Assets	$852,815,932

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,858,880
Net Asset Value (offering and redemption price per share)	$10.55

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Fusion Growth
Fund

Investment Income:
Dividends from affiliates	$3,911,847

Total Investment Income	3,911,847

Expenses:
Manager fees	866,759
Administration fees	27,558
Custodian fees	1,006
Administrative and compliance services fees	18,573
Trustee fees	27,827
Professional fees	19,960
Shareholder reports	15,069
Other expenses	11,686

Total expenses before reductions	988,438
Less expenses voluntarily waived/reimbursed by the Manager	(216,694)

Net expenses	771,744

Net Investment Income/(Loss)	3,140,103

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	42,572,093
Change in unrealized appreciation/(depreciation) on investments	(12,256,251)

Net Realized/Unrealized Gains/(Losses) on Investments	30,315,842

Change in Net Assets Resulting From Operations	$33,455,945

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,140,103	$9,468,545
Net realized gains/(losses) on investment transactions	42,572,093	50,294,867
Change in unrealized appreciation/(depreciation) on investments	(12,256,251)	38,467,182

Change in net assets resulting from operations	33,455,945	98,230,594

Dividends to Shareholders:
From net investment income	—	(14,145,379)

Change in net assets resulting from dividends to shareholders	—	(14,145,379)

Capital Transactions:
Proceeds from shares issued	23,072,874	64,815,001
Proceeds from dividends reinvested	—	14,145,379
Value of shares redeemed	(68,698,440)	(123,325,555)

Change in net assets resulting from capital transactions	(45,625,566)	(44,365,175)

Change in net assets	(12,169,621)	39,720,040
Net Assets:
Beginning of period	864,985,553	825,265,513

End of period	$852,815,932	$864,985,553

Accumulated net investment income/(loss)	$17,680,190	$14,540,087

Share Transactions:
Shares issued	2,226,220	6,861,507
Dividends reinvested	—	1,511,258
Shares redeemed	(6,596,341)	(13,287,738)

Change in shares	(4,370,121)	(4,914,973)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$10.15	$9.15	$7.36	$12.94	$12.49	$11.21

Investment Activities:
Net Investment Income/(Loss)	0.05	0.12	0.11	0.12	0.12	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.35	1.05	2.20	(4.94)	0.60	1.29

Total from Investment Activities	0.40	1.17	2.31	(4.82)	0.72	1.35

Dividends to Shareholders From:
Net Investment Income	—	(0.17)	(0.18)	(0.16)	(0.06)	(0.01)
Net Realized Gains	—	—	(0.34)	(0.60)	(0.21)	(0.06)

Total Dividends	—	(0.17)	(0.52)	(0.76)	(0.27)	(0.07)

Net Asset Value, End of Period	$10.55	$10.15	$9.15	$7.36	$12.94	$12.49

Total Return(a)(b)	3.94%	12.90%	31.84%	(38.77)%	5.75%	12.20%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$852,816	$864,986	$825,266	$632,430	$1,127,353	$900,439
Net Investment Income/(Loss)(c)	0.72%	1.16%	1.39%	1.15%	1.10%	0.81%
Expenses Before Reductions(c)(d)	0.23%	0.24%	0.25%	0.24%	0.25%	0.26%
Expenses Net of Reductions(c)	0.18%	0.19%	0.20%	0.24%	0.25%	0.26%
Portfolio Turnover Rate(b)	19%	48%	53%	62%	32%	28%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $4,743 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$828,732,185	$24,642,499	(1)	$—	$853,374,684

Total Investment Securities	$828,732,185	$24,642,499		$—	$853,374,684

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$170,497,355	$212,159,928

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $789,522,275. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$131,189,950
Unrealized depreciation	(67,337,541)

Net unrealized appreciation	$63,852,409

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,453,973 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Fusion Growth Fund	$212,569,942

During the year ended December 31, 2010, the Fund utilized $31,401,224 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$14,145,379	$—	$14,145,379

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Fusion Growth Fund	$14,540,088	$14,540,088	$(216,023,915)	$69,024,384	$(132,459,443)

(b)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL FusionSM Moderate Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Moderate Fund	$1,000.00	$1,037.80	$0.91	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Fusion Moderate Fund	$1,000.00	$1,023.90	$0.90	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*
AZL Allianz AGIC Opportunity Fund	1.5%
AZL BlackRock Capital Appreciation Fund	3.9
AZL Columbia Mid Cap Value Fund	1.5
AZL Columbia Small Cap Value Fund	2.5
AZL Dreyfus Equity Growth Fund	2.0
AZL Eaton Vance Large Cap Value Fund	6.0
AZL International Index Fund	5.0
AZL Invesco Growth and Income Fund	2.0
AZL Invesco International Equity Fund	5.9
AZL JPMorgan U.S. Equity Fund	5.0
AZL JPMorgan International Opportunities Fund	5.0
AZL MFS Investors Trust Fund	2.0
AZL Mid Cap Index Fund	1.0
AZL Morgan Stanley Global Real Estate Fund	3.0
AZL Morgan Stanley Mid Cap Growth Fund	1.5
AZL NFJ International Value Fund	3.0
AZL Russell 1000 Growth Index Fund	3.1
AZL Russell 1000 Value Index Fund	5.0
AZL Schroder Emerging Markets Equity Fund, Class 2	1.5
AZL Strategic Investments Trust	2.0
AZL Turner Quantitative Small Cap Growth Fund	1.0
PIMCO PVIT Commodity RealReturn Strategy Portfolio	1.5
PIMCO PVIT Global Advantage Strategy Bond Portfolio	3.1
PIMCO PVIT High Yield Portfolio	3.0
PIMCO PVIT Real Return Portfolio	4.0
PIMCO PVIT Total Return Portfolio	22.0
PIMCO PVIT Unconstrained Bond Portfolio	3.0
Unaffiliated Investment Company	—

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

Represents less than 0.05%.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,849,331	AZL Allianz AGIC Opportunity Fund	$26,537,893
5,054,540	AZL BlackRock Capital Appreciation Fund	71,471,194
3,159,239	AZL Columbia Mid Cap Value Fund	27,106,272
4,049,346	AZL Columbia Small Cap Value Fund	45,474,156
3,520,350	AZL Dreyfus Equity Growth Fund	36,013,183
12,787,206	AZL Eaton Vance Large Cap Value Fund	108,051,888
6,123,779	AZL International Index Fund	90,142,033
3,191,194	AZL Invesco Growth and Income Fund	35,677,554
6,754,285	AZL Invesco International Equity Fund	109,351,880
9,096,300	AZL JPMorgan U.S. Equity Fund	89,962,409
5,476,156	AZL JPMorgan International Opportunities Fund	90,192,293
2,407,433	AZL MFS Investors Trust Fund	35,942,972
1,028,218	AZL Mid Cap Index Fund	17,993,814
5,754,126	AZL Morgan Stanley Global Real Estate Fund	54,549,117
1,715,606	AZL Morgan Stanley Mid Cap Growth Fund	27,466,852
3,545,334	AZL NFJ International Value Fund	53,747,264
4,776,405	AZL Russell 1000 Growth Index Fund	55,645,123
8,242,427	AZL Russell 1000 Value Index Fund	91,243,672
3,017,431	AZL Schroder Emerging Markets Equity Fund, Class 2	26,945,659
17,676,354	AZL Strategic Investments Trust	35,352,707
1,720,986	AZL Turner Quantitative Small Cap Growth Fund	17,829,420
3,180,011	PIMCO PVIT CommodityRealReturn Strategy Portfolio	26,743,895
5,595,133	PIMCO PVIT Global Advantage Strategy Bond Portfolio	55,671,575
6,941,000	PIMCO PVIT High Yield Portfolio	54,070,389
5,391,862	PIMCO PVIT Real Return Portfolio	73,383,248
35,617,798	PIMCO PVIT Total Return Portfolio	401,056,409
5,442,717	PIMCO PVIT Unconstrained Bond Portfolio	54,155,034

Total Affiliated Investment Companies (Cost $1,630,785,295)		1,811,777,905

Unaffiliated Investment Company (0.0%):
364,190	Dreyfus Treasury Prime Cash Management, 0.00%(a)	364,190

Total Unaffiliated Investment Company (Cost $364,190)		364,190

Total Investment Securities (Cost $1,631,149,485)(b) — 100.0%		1,812,142,095
Net other assets (liabilities) — 0.0%		547,187

Net Assets — 100.0%		$1,812,689,282

Percentages indicated are based on net assets as of June 30, 2011.

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL Fusion
Moderate Fund

Assets:
Investments in non-affiliates, at cost	$364,190
Investments in affiliates, at cost	1,630,785,295

Total investment securities, at cost	$1,631,149,485

Investments in non-affiliates, at value	$364,190
Investments in affiliates, at value	1,811,777,905

Total investment securities, at value	1,812,142,095
Dividends receivable	1,463,885
Receivable for capital shares issued	1,251,042
Prepaid expenses	8,340

Total Assets	1,814,865,362

Liabilities:
Payable for affiliated investments purchased	1,828,108
Manager fees payable	219,052
Administration fees payable	4,843
Custodian fees payable	749
Administrative and compliance services fees payable	11,539
Trustee fees payable	1,484
Other accrued liabilities	110,305

Total Liabilities	2,176,080

Net Assets	$1,812,689,282

Net Assets Consist of:
Capital	$1,680,352,893
Accumulated net investment income/(loss)	40,716,524
Accumulated net realized gains/(losses) from investment transactions	(89,372,745)
Net unrealized appreciation/(depreciation) on investments	180,992,610

Net Assets	$1,812,689,282

Shares of beneficial interest (unlimited number of shares authorized, no par value)	165,076,383
Net Asset Value (offering and redemption price per share)	$10.98

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL Fusion
Moderate Fund

Investment Income:
Dividends from affiliates	$10,865,377
Dividends from non-affiliates	7

Total Investment Income	10,865,384

Expenses:
Manager fees	1,687,004
Administration fees	28,879
Custodian fees	1,058
Administrative and compliance services fees	39,576
Trustee fees	58,745
Professional fees	40,959
Shareholder reports	25,510
Other expenses	23,138

Total expenses before reductions	1,904,869
Less expenses voluntarily waived/reimbursed by the Manager	(421,759)

Net expenses	1,483,110

Net Investment Income/(Loss)	9,382,274

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	40,320,213
Change in unrealized appreciation/(depreciation) on investments	11,353,894

Net Realized/Unrealized Gains/(Losses) on Investments	51,674,107

Change in Net Assets Resulting From Operations	$61,056,381

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion Moderate Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$9,382,274	$17,813,277
Net realized gains/(losses) on investment transactions	40,320,213	73,603,090
Change in unrealized appreciation/(depreciation) on investments	11,353,894	55,011,050

Change in net assets resulting from operations	61,056,381	146,427,417

Dividends to Shareholders:
From net investment income	—	(22,241,097)

Change in net assets resulting from dividends to shareholders	—	(22,241,097)

Capital Transactions:
Proceeds from shares issued	223,620,416	479,679,572
Proceeds from dividends reinvested	—	22,241,097
Value of shares redeemed	(17,087,235)	(16,736,187)

Change in net assets resulting from capital transactions	206,533,181	485,184,482

Change in net assets	267,589,562	609,370,802
Net Assets:
Beginning of period	1,545,099,720	935,728,918

End of period	$1,812,689,282	$1,545,099,720

Accumulated net investment income/(loss)	$40,716,524	$31,334,250

Share Transactions:
Shares issued	20,634,137	48,308,364
Dividends reinvested	—	2,246,575
Shares redeemed	(1,578,703)	(1,723,701)

Change in shares	19,055,434	48,831,238

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2011	2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period	$10.58	$9.63	$7.75	$12.45	$11.98	$10.91

Investment Activities:
Net Investment Income/(Loss)	0.04	0.05	0.06	0.23	0.20	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.36	1.07	2.20	(4.13)	0.58	1.04

Total from Investment Activities	0.40	1.12	2.26	(3.90)	0.78	1.16

Dividends to Shareholders From:
Net Investment Income	—	(0.17)	(0.17)	(0.24)	(0.12)	(0.02)
Net Realized Gains	—	—	(0.21)	(0.56)	(0.19)	(0.07)

Total Dividends	—	(0.17)	(0.38)	(0.80)	(0.31)	(0.09)

Net Asset Value, End of Period	$10.98	$10.58	$9.63	$7.75	$12.45	$11.98

Total Return(a)(b)	3.78%	11.74%	29.42%	(32.76)%	6.54%	10.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,812,689	$1,545,100	$935,729	$438,317	$830,702	$648,711
Net Investment Income/(Loss)(c)	1.11%	1.47%	2.07%	1.79%	1.82%	1.50%
Expenses Before Reductions(c)(d)	0.23%	0.24%	0.25%	0.25%	0.25%	0.27%
Expenses Net of Reductions(c)	0.18%	0.19%	0.20%	0.24%	0.25%	0.27%
Portfolio Turnover Rate(b)	17%	32%	38%	55%	31%	24%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.15%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $8,823 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2		Level 3	Total
Investment Securities:
Affiliated Investment Companies	$1,776,425,198	$35,352,707	(1)	$—	$1,811,777,905
Unaffiliated Investment Company	364,190	—		—	364,190

Total Investment Securities	$1,776,789,388	$35,352,707		$—	$1,812,142,095

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Fund’s Schedule of Portfolio Investments.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$503,473,586	$287,747,220

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $1,654,211,964. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$212,580,910
Unrealized depreciation	(54,650,779)

Net unrealized appreciation	$157,930,131

As of the latest tax year end December 31, 2010, the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2017
AZL Fusion Moderate Fund	$91,275,480

During the year ended December 31, 2010, the Fund utilized $38,038,338 in capital loss carryforwards to offset capital gains.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $9,247,805 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$22,241,097	$—	$22,241,097

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL Fusion Moderate Fund	$31,334,250	$31,334,250	$(100,523,285)	$140,469,043	$71,280,008

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Growth Index Strategy Fund
Semi-Annual Report
June 30, 2011
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Growth Index Strategy Fund	$1,000.00	$1,052.80	$0.46	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/11	6/30/11	1/1/11 - 6/30/11	1/1/11 - 6/30/11
AZL Growth Index Strategy Fund	$1,000.00	$1,024.35	$0.45	0.09%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Excludes expenses paid indirectly.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Growth Index Strategy Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2011:

Percent of
Investments	net assets*

AZL Enhanced Bond Index Fund	24.5%
AZL International Index Fund	19.1
AZL Mid Cap Index Fund	10.9
AZL S&P 500 Index Fund, Class 2	39.2
AZL Small Cap Stock Index Fund	5.6
Unaffiliated Investment Company	0.2

99.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.3%):
14,272,854	AZL Enhanced Bond Index Fund	$153,718,636
8,144,354	AZL International Index Fund	119,884,884
3,901,767	AZL Mid Cap Index Fund	68,280,914
26,938,545	AZL S&P 500 Index Fund, Class 2	246,487,689
3,297,250	AZL Small Cap Stock Index Fund	35,016,796

Total Affiliated Investment Companies (Cost $559,324,142)		623,388,919

Unaffiliated Investment Company (0.2%):

1,381,844	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,381,844

Total Unaffiliated Investment Company (Cost $1,381,844)		1,381,844

Total Investment Securities (Cost $560,705,986)(b) — 99.5%		624,770,763
Net other assets (liabilities) — 0.5%		3,041,010

Net Assets — 100.0%		$627,811,773

Percentages indicated are based on net assets as of June 30, 2011.

(a)	The rate represents the effective yield at June 30, 2011.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

AZL
Growth Index
Strategy Fund

Assets:
Investments in non-affiliates, at cost	$1,381,844
Investments in affiliates, at cost	559,324,142

Total investment securities, at cost	$560,705,986

Investments in non-affiliates, at value	$1,381,844
Investments in affiliates, at value	623,388,919

Total investment securities, at value	624,770,763
Receivable for capital shares issued	4,479,588
Prepaid expenses	1,867

Total Assets	629,252,218

Liabilities:
Payable for affiliated investments purchased	1,381,843
Manager fees payable	24,454
Administration fees payable	4,577
Custodian fees payable	371
Administrative and compliance services fees payable	3,437
Trustee fees payable	442
Other accrued liabilities	25,321

Total Liabilities	1,440,445

Net Assets	$627,811,773

Net Assets Consist of:
Capital	$560,627,642
Accumulated net investment income/(loss)	3,116,329
Accumulated net realized gains/(losses) from investment transactions	3,025
Net unrealized appreciation/(depreciation) on investments	64,064,777

Net Assets	$627,811,773

Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,359,796
Net Asset Value (offering and redemption price per share)	$14.15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Six Months Ended June 30, 2011
(Unaudited)

AZL
Growth Index
Strategy Fund

Investment Income:
Dividends from non-affiliates	$5

Total Investment Income	5

Expenses:
Manager fees	126,041
Administration fees	27,649
Custodian fees	802
Administrative and compliance services fees	13,152
Trustee fees	19,091
Professional fees	12,676
Shareholder reports	8,544
Other expenses	6,383

Total expenses	214,338

Net Investment Income/(Loss)	(214,333)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	32,951
Change in unrealized appreciation/(depreciation) on investments	23,502,190

Net Realized/Unrealized Gains/(Losses) on Investments	23,535,141

Change in Net Assets Resulting From Operations	$23,320,808

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(214,333)	$1,942,886
Net realized gains/(losses) on investment transactions	32,951	1,966,233
Change in unrealized appreciation/(depreciation) on investments	23,502,190	31,928,442

Change in net assets resulting from operations	23,320,808	35,837,561

Dividends to Shareholders:
From net investment income	—	(1,392)

Change in net assets resulting from dividends to shareholders	—	(1,392)

Capital Transactions:
Proceeds from shares issued	222,698,801	185,225,534
Proceeds from dividends reinvested	—	1,392
Value of shares redeemed	(2,257,522)	(8,374,419)

Change in net assets resulting from capital transactions	220,441,279	176,852,507

Change in net assets	243,762,087	212,688,676
Net Assets:
Beginning of period	384,049,686	171,361,010

End of period	$627,811,773	$384,049,686

Accumulated net investment income/(loss)	$3,116,329	$3,330,662

Share Transactions:
Shares issued	15,957,149	14,804,769
Dividends reinvested	—	113
Shares redeemed	(163,741)	(694,058)

Change in shares	15,793,408	14,110,824

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months		Year Ended	July 10, 2009 to
	Ended June 30,		December 31,	December 31,
	2011		2010	2009(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.44		$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.05)		0.07	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.76		1.52	1.85

Total from Investment Activities	0.71		1.59	1.85

Dividends to Shareholders From:
Net Investment Income	—		— (b)	— (b)

Total Dividends	—		— (b)	— (b)

Net Asset Value, End of Period	$14.15		$13.44	$11.85

Total Return(c)(d)	5.28%		13.42%	18.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$627,812		$384,050	$171,361
Net Investment Income/(Loss)(e)	(0.09)%		0.82%	—%
Expenses Before Reductions(e)(f)	0.09%		0.08%	0.20%
Expenses Net of Reductions(e)	0.09%		0.08%	0.20%
Portfolio Turnover Rate(g)	—	%(h)	9%	44%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchasers and sales of fund shares during the period.

(h)	Represents less than 0.5%.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Growth Index Strategy Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions subsequent to period end through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2012. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2011, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2011, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2011, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2011, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2011, $2,417 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $33,000 annual Board retainer and a $7,500 meeting fee for each regular in-person Board meeting, a $3,000 meeting fee for each Committee meeting and a $3,000 meeting fee for each conference call. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2011, actual Trustee compensation was $399,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2011 in valuing the Fund’s investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Affiliated Investment Companies	$623,388,919	$—	$—	$623,388,919
Unaffiliated Investment Company	1,381,844	—	—	1,381,844

Total Investment Securities	$624,770,763	$—	$—	$624,770,763

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of June 30, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

5. Security Purchases and Sales

For the period ended June 30, 2011, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$217,157,684	$525,480

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2011 is $560,795,261. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$64,064,777
Unrealized depreciation	(89,275)

Net unrealized appreciation	$63,975,502

During the year ended December 31, 2010, the Fund utilized $566,898 in capital loss carryforwards to offset capital gains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The tax character of dividends paid to shareholders during the year ended December 31, 2010 were as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL Growth Index Strategy Fund	$1,392	$1,392

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Notes to the Financial Statements, continued
June 30, 2011
(Unaudited)

As of the latest tax year ended, December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Growth Index Strategy Fund	$3,330,662	$59,349	$3,390,011	$—	$40,473,312	$43,863,323

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2011.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Allianz Funds
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date August 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date August 25, 2011

By (Signature and Title)	/s/ Ty Edwards Ty Edwards, Treasurer
Date August 25, 2011